CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and Cash Equivalents	$ 134,006	$ 2,071
Accounts Receivable:
Oil and gas sales	15,241	32,849
Joint interest operations	3,552	16,192
Derivative Financial Instruments	1,446
Other Current Assets	1,993	10,105
Total current assets	156,238	61,217
Property and Equipment:
Unevaluated oil and gas properties	84,144	201,459
Oil and gas properties, successful efforts method	4,332,222	4,282,088
Other	19,521	19,630
Accumulated depreciation, depletion and amortization	(3,397,467)	(2,305,008)
Net property and equipment	1,038,420	2,198,169
Other Assets	1,192	5,160
Total Assets	1,195,850	2,264,546
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts Payable	57,276	117,329
Accrued Expenses	38,444	44,842
Total current liabilities	95,720	162,171
Long-term Debt	1,249,330	1,060,654
Deferred Income Taxes Payable	1,965	154,547
Reserve for Future Abandonment Costs	20,093	14,900
Other Non-Current Liabilities		2,002
Total liabilities	1,367,108	1,394,274
Commitments and Contingencies
Stockholders' Equity (Deficit):
Common stock-$0.50 par, 15,000,000 shares authorized, 9,371,683 and 9,544,035 shares issued and outstanding at December 31, 2014 and 2015, respectively	4,772	4,686
Additional paid-in capital	504,670	499,177
Accumulated earnings (deficit)	(680,700)	366,409
Total stockholders' equity (deficit)	(171,258)	870,272
Total liabilities and stockholders' equity	$ 1,195,850	$ 2,264,546